METROPOLITAN WEST STRATEGIC INCOME FUND
METROPOLITAN WEST STRATEGIC INCOME FUND
INVESTMENT OBJECTIVE
The Strategic Income Fund seeks to maximize long-term total return without tracking any particular markets or indices.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees METROPOLITAN WEST STRATEGIC INCOME FUND (USD $)	CLASS M	CLASS I
SHAREHOLDER FEES (fees paid directly from your investment)	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses METROPOLITAN WEST STRATEGIC INCOME FUND		CLASS M	CLASS I
Management Fees	[1]	1.77%	1.77%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.14%	0.14%
Total Annual Fund Operating Expenses		2.16%	1.91%
[1]	The management fee paid to the Adviser for providing services to the Fund consists of a basic fee at an annual rate of 1.20% of the Fund's average daily net assets and a positive or negative performance adjustment of up to an annual rate of 0.70% (applied to the average net assets for the rolling 12-month performance period), resulting in a total minimum fee of 0.50% and a total maximum fee of 1.90%. The average monthly management fee for the period from April 1, 2012 through March 31, 2013 was 1.77% (annual rate) based on average net assets for the year ended March 31, 2013.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example METROPOLITAN WEST STRATEGIC INCOME FUND (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS M	219	676	1,159	2,493
CLASS I	194	600	1,032	2,233

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its objective by using techniques intended to provide absolute (positive) returns in all markets and employs a strategy intended to produce high income while exploiting disparities or inefficiencies in markets. The Fund focuses on inefficiencies related to secured or asset-backed debt compared with unsecured and subordinated debt or equity of companies and issuers. Additionally, the Fund focuses on longer-term cyclical anomalies in the fixed income markets to both enhance yield and realize potential price appreciation. These anomalies include shifts in the portfolio’s duration, yield curve anomalies, and sector and issue-specific dislocations.

The major strategies employed by the Adviser include relative value/arbitrage strategies (capital structure arbitrage, commodities/futures arbitrage, convertible arbitrage, and interest rate arbitrage), trading/market timing strategies (interest rate timing, yield curve relationship and arbitrage and sector and issue allocations), income strategies, high yield investment strategies, long-short or market-neutral equity strategies and event driven and special situation strategies.

To implement some or all of these strategies, the Fund’s portfolio typically includes corporate bonds, mezzanine investments, collateralized bond obligations, collateralized debt obligations, collateralized loan obligations, swaps and other derivatives (futures, options and credit default swaps), currency futures and options, bank loans, preferred stock, common stock, warrants, convertible bonds, municipal securities, asset-backed securities and, derivatives (including those involving net interest margins, “NIMs”), mortgage-backed securities, foreign securities, U.S. Treasuries and agency securities, cash and cash equivalents, private placements, defaulted debt securities, restricted securities and unrated securities. Many of these investments may have interest rates that are fixed, variable or floating.

Under normal circumstances, the average dollar-weighted credit quality of the Fund’s long-term debt investments will be securities that are recognized as investment grade securities or are unrated and determined to be of similar quality. The Fund may invest up to 50% of its assets in debt securities rated below investment grade.

The Fund invests in the U.S. and abroad, including emerging markets. Derivatives will be used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques.
PRINCIPAL RISKS
Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

Market Risk:    the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

Interest Rate Risk:    the risk that debt securities will decline in value because of changes in interest rates.

Issuer/Credit Risk:    The Adviser expects to invest in high yield securities, which are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions.

Derivatives and Swaps Risks:    the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested. Swaps also involve the risks that the counterparty may default and the potential lack of liquidity.

Leverage Risk:    the risk that leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

Liquidity Risk:    the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Foreign Securities Risk:    the value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets. Investments by the Fund in currencies other than U.S. dollars may decline in value against the U.S. dollar if not properly hedged.

Securities Selection Risk:    the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

Portfolio Management Risk:    the risk that an investment strategy may fail to produce the intended results.

Prepayment Risk of Asset-Backed and Mortgage-Backed Securities:    the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

Extension Risk of Asset-Backed and Mortgage-Backed Securities:    the risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

Asset-Backed Securities Investment Risk:    the risk that the impairment of the value of the collateral underlying the security such as non-payment of loans, will result in a reduction in the value of the security.

Short Sales Risk:    short sales are speculative investments that will cause the Fund to lose money if the value of a security does not go down as the Adviser expects. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, the use of borrowing and short sales may cause the Fund to have higher expenses (especially interest and dividend expenses) than those of other mutual funds.

Please see “Additional Fund Information-Principal Risks” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
PERFORMANCE INFORMATION
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class M shares. Class M performance is lower than Class I performance because Class I has lower expenses than Class M. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception dates of Class M shares and Class I shares of the Fund are June 30, 2003 and March 31, 2004, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.mwamllc.com or by calling (800) 241-4671.
STRATEGIC INCOME FUND – CLASS M SHARES ANNUAL TOTAL RETURNS FOR YEARS ENDED 12/31

YEAR-TO-DATE TOTAL RETURN OF CLASS M SHARES AS OF JUNE 30, 2013: 1.94%

Highest Performance Quarter	Lowest Performance Quarter
(quarter ended September 30, 2009)	(quarter ended December 31, 2008)
16.40%	–16.56%

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2012)
Average Annual Total Returns METROPOLITAN WEST STRATEGIC INCOME FUND	1 Year	5 Years	Since Inception	Inception Date
Class M	12.46%	5.03%	5.15%	Jun. 30, 2003
Class M Return After Taxes on Distributions	10.23%	1.84%	2.61%	Jun. 30, 2003
Class M Return After Taxes on Distributions and Sale of Fund Shares	8.01%	2.26%	2.85%	Jun. 30, 2003
Class I	12.60%	5.26%	4.05%	Mar. 31, 2004
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index +2% (reflects no deduction for fees, expenses or taxes)	2.12%	2.54%	3.86%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.